Label	Element	Value
Invesco BulletShares 2035 Corporate Bond ETF | Invesco BulletShares 2035 Corporate Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco BulletShares 2035 Corporate Bond ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED JULY 27, 2026 TO THE SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 19, 2025, OF:
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)
(collectively with Invesco BulletShares 2036 Corporate Bond ETF, the "BulletShares Corporate Bond ETFs")
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
(collectively with Invesco BulletShares 2034 High Yield Corporate Bond ETF, the "BulletShares High Yield Corporate Bond ETFs")
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
(collectively with Invesco BulletShares 2035 Municipal Bond ETF, the "BulletShares Municipal Bond ETFs")
Invesco Investment Grade Defensive ETF (IIGD)
AND TO THE SUMMARY AND STATUTORY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 10, 2025, OF:
Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)
AND TO THE SUMMARY AND STATUTORY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 3, 2026, OF:
Invesco BulletShares 2034 High Yield Corporate Bond ETF (BSJY)
Invesco BulletShares 2036 Corporate Bond ETF (BSCA)

(each, a “Fund” and collectively, the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information for your Fund and retain it for future reference.
Invesco Indexing LLC (“Invesco Indexing”) announced it has entered into an agreement to transition its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). The Transaction is expected to close on or about August 31, 2026, at which time each Fund’s underlying index will be compiled, maintained and calculated by ICE and ICE will serve as the index provider for each Fund. The methodologies of the underlying indexes are not anticipated to change materially as a result of the Transaction.
Accordingly, effective on or about August 31, 2026, each Fund’s prospectuses and statement of additional information (“SAIs”), as applicable, are revised as follows:
All references to Invesco Indexing LLC as index provider of a Fund are hereby replaced with references to ICE Data Indices, LLC.
All references to “Invesco” in the name of each Fund’s underlying index are hereby replaced with “ICE”.